Investment in Securities	12 Months Ended
Mar. 31, 2017
Investment in Securities

9. Investment in Securities

Investment in securities as of March 31, 2016 and 2017 consists of the following:

	Millions of yen
	2016	2017
Trading securities*	¥725,821	¥569,074
Available-for-sale securities	1,347,890	1,165,417
Held-to-maturity securities	114,858	114,400
Other securities	156,223	177,621

Total	¥2,344,792	¥2,026,512

*	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥704,313 million and ¥547,850 million as of March 31, 2016 and 2017, respectively.

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities and life insurance related investment income. For further information, see Note 22 “Gains on investment securities and dividends” and Note 23 “Life Insurance Operations.” For fiscal 2015, 2016 and 2017, net unrealized holding gains (losses) on trading securities were gains of ¥137,704 million, losses of ¥84,678 million and gains of ¥19,049 million, respectively.

During fiscal 2015, 2016 and 2017, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥511,868 million, ¥464,232 million and ¥549,865 million, respectively, resulting in gross realized gains of ¥32,206 million, ¥32,593 million and ¥33,804 million, respectively, and gross realized losses of ¥129 million, ¥467 million and ¥3,103 million, respectively. The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2015, 2016 and 2017, the Company and its subsidiaries charged losses on securities of ¥8,997 million, ¥4,515 million and ¥6,608 million, respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share. The aggregate carrying amount of other securities accounted for under the cost method totaled ¥27,349 million and ¥25,597 million as of March 31, 2016 and 2017, respectively. Investments with an aggregate cost of ¥27,125 million and ¥25,396 million respectively, were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had a significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities, which as of March 31, 2016 and 2017, were fair valued at ¥988 million and ¥1,015 million, respectively.

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities, which as of March 31, 2017, were fair valued at ¥1,026 million.

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the differences in classification of recognized gain or loss that would otherwise exist between the equity securities and the derivatives used to manage the risk of changes in fair value of these equity securities. As of March 31, 2016 and 2017, these equity securities were fair valued at ¥16,227 million and ¥15,400 million, respectively.

Certain subsidiaries elected the fair value option for certain investments in a trust and investment funds included in other securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2016 and 2017, the fair values of these investments were ¥10,152 million and ¥7,453 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2016 and 2017 are as follows:

March 31, 2016

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥464,854	¥32,501	¥0	¥497,355
Japanese prefectural and foreign municipal bond securities	165,465	4,106	(37)	169,534
Corporate debt securities	403,349	7,443	(13)	410,779
Specified bonds issued by SPEs in Japan	3,422	39	0	3,461
CMBS and RMBS in the Americas	97,692	1,906	(2,412)	97,186
Other asset-backed securities and debt securities	63,079	1,744	(6,593)	58,230
Equity securities	85,452	33,492	(7,599)	111,345

	1,283,313	81,231	(16,654)	1,347,890

Held-to-maturity:
Japanese government bond securities and other	114,858	30,662	0	145,520

	¥1,398,171	¥111,893	¥(16,654)	¥1,493,410

March 31, 2017

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥334,117	¥12,321	¥(826)	¥345,612
Japanese prefectural and foreign municipal bond securities	166,789	3,034	(1,001)	168,822
Corporate debt securities	393,021	3,606	(2,983)	393,644
Specified bonds issued by SPEs in Japan	1,077	10	0	1,087
CMBS and RMBS in the Americas	95,700	3,359	(558)	98,501
Other asset-backed securities and debt securities	61,138	3,957	(378)	64,717
Equity securities	67,914	25,618	(498)	93,034

	1,119,756	51,905	(6,244)	1,165,417

Held-to-maturity:
Japanese government bond securities and other	114,400	25,323	0	139,723

	¥1,234,156	¥77,228	¥(6,244)	¥1,305,140

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2016 and 2017, respectively:

March 31, 2016

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese prefectural and foreign municipal bond securities	¥14,821	¥(30)	¥554	¥(7)	¥15,375	¥(37)
Corporate debt securities	32,969	(13)	1,802	0	34,771	(13)
CMBS and RMBS in the Americas	55,226	(2,234)	5,002	(178)	60,228	(2,412)
Other asset-backed securities and debt securities	14,220	(1,857)	18,846	(4,736)	33,066	(6,593)
Equity securities	17,040	(7,550)	594	(49)	17,634	(7,599)

	¥134,276	¥(11,684)	¥26,798	¥(4,970)	¥161,074	¥(16,654)

March 31, 2017
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥33,991	¥(826)	¥0	¥0	¥33,991	¥(826)
Japanese prefectural and foreign municipal bond securities	36,873	(696)	6,202	(305)	43,075	(1,001)
Corporate debt securities	152,812	(2,983)	0	0	152,812	(2,983)
CMBS and RMBS in the Americas	20,238	(485)	9,428	(73)	29,666	(558)
Other asset-backed securities and debt securities	3,308	(1)	3,991	(377)	7,299	(378)
Equity securities	7,645	(480)	787	(18)	8,432	(498)

	¥254,867	¥(5,471)	¥20,408	¥(773)	¥275,275	¥(6,244)

The number of investment securities that were in an unrealized loss position as of March 31, 2016 and 2017 were 259 and 325, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.

Debt securities with unrealized loss position mainly include corporate debt securities in Japan, CMBS and RMBS in the Americas and other asset-backed securities.

The unrealized loss associated with corporate debt securities is primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectability of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2017.

The unrealized loss associated with CMBS and RMBS in the Americas and other asset-backed securities is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis and no credit impairment was identified. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired as of March 31, 2017.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired as of March 31, 2017.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Total other-than-temporary impairment losses	¥9,077	¥4,517	¥6,608
Portion of loss recognized in other comprehensive income (before taxes)	(80)	(2)	0

Net impairment losses recognized in earnings	¥8,997	¥4,515	¥6,608

Total other-than-temporary impairment losses for fiscal 2015 and 2016 related to equity securities, debt securities and other securities. Total other-than-temporary impairment losses for fiscal 2017 related to equity securities and other securities.

During fiscal 2015 and 2016, other-than-temporary impairment losses related to debt securities are recognized mainly on certain other asset-backed securities. Other asset-backed securities have experienced credit losses due to a decline in value of the underlying assets. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The credit loss assessment is made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed securities, that were estimated based on a number of assumptions such as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Beginning	¥1,991	¥2,633	¥1,413
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	456	0	0
Credit loss for which an other-than-temporary impairment was previously recognized	282	49	0
Reduction during the period:
For securities sold or redeemed	(44)	(604)	(171)
Due to change in intent to sell or requirement to sell	(52)	(665)	(22)

Ending	¥2,633	¥1,413	¥1,220

The Company and its subsidiaries recorded other-than-temporary impairments related to the non-credit losses arising from foregoing debt securities for CMBS and RMBS in the Americas. These impairments included the amount of unrealized gains or losses for the changes in fair value of the debt securities after recognition of other-than-temporary impairments in earnings. As of March 31, 2015, an unrealized gain of ¥234 million and an unrealized loss of ¥58 million, before taxes, were included and an unrealized gain of ¥149 million and an unrealized loss of ¥37 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2016, an unrealized gain of ¥61 million and an unrealized loss of ¥6 million, before taxes, were included and an unrealized gain of ¥39 million and an unrealized loss of ¥4 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2017, an unrealized gain of ¥57 million, before taxes, were included and an unrealized gain of ¥36 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2017, no unrealized loss was included in unrealized gains or losses of accumulated other comprehensive income.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held as of March 31, 2017:

Available-for-sale securities held as of March 31, 2017:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥55,086	¥56,943
Due after one to five years	287,573	289,773
Due after five to ten years	393,476	394,894
Due after ten years	315,707	330,773

	¥1,051,842	¥1,072,383

Held-to-maturity securities held as of March 31, 2017:

	Millions of yen
	Amortized cost	Fair value
Due after ten years	¥114,400	¥139,723

	¥114,400	¥139,723

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in finance revenues in the consolidated statements of income is interest income on investment securities of ¥12,391 million, ¥12,712 million and ¥14,031 million for fiscal 2015, 2016 and 2017 respectively.

The Company and a certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable the Company and a certain foreign subsidiary were able to recover all contractual amounts of those debt securities. The Company and the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the Company and a certain foreign subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the Company and the subsidiary determine a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. For a debt security for which an other-than-temporary impairment is considered to have occurred, the Company and the subsidiary recognize the entire difference between the amortized cost and the fair value in earnings if the Company and the subsidiary intend to sell the debt security or it is more likely than not that the Company and the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and the subsidiary do not intend to sell the debt security and it is not more likely than not that the Company and the subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and the subsidiary separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes. The carrying amounts and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥319 million and ¥1,057 million as of March 31, 2016, and ¥18 million and ¥355 million as of March 31, 2017. The outstanding balance of accretable yield was ¥743 million and ¥402 million as of March 31, 2016 and 2017, respectively.